Contingent consideration liabilities - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 25, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021
Disclosure of contingent liabilities in business combination [line items]
Discount rate		2.25%	0.30%	0.15%
Contingent consideration liabilities		$ 0	$ 0	$ 19,140
Research and development expense		73,953	50,180	43,035
Change in contingent consideration liabilities (Note 19)
Disclosure of contingent liabilities in business combination [line items]
Research and development expense		$ 0	(6,870)	12,938
GlyPharma
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration liabilities			0	$ 19,140	$ 20,000
Probability of payment				100.00%
Settled liabilities, contingent liabilities recognised in business combination			0
Research and development expense			(6,870)
Cash payment	$ (10,000)		10,000
Contingent liabilities settled by issuing shares	$ (10,000)		2,270
Contingent liabilities settled by issuing shares, price per share (in USD per share)	$ 17.00
GlyPharma | Third Milestone Payment
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration liabilities	$ 20,000
GlyPharma | Change in contingent consideration liabilities (Note 19)
Disclosure of contingent liabilities in business combination [line items]
Research and development expense			$ 6,870	$ 12,938
GlyPharma | Additional milestone shares | Change in contingent consideration liabilities (Note 19)
Disclosure of contingent liabilities in business combination [line items]
Research and development expense	$ 7,730
Contingent consideration liabilities | GlyPharma
Disclosure of contingent liabilities in business combination [line items]
Discount rate		6.00%